ACCOUNTS PAYABLE - Disclosure of detailed information about trade and other payables (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Exploration and evaluation expenditures	$ 1,005,260	$ 417,566
Non-exploration and evaluation expenditures	483,119	297,886
Total Accounts Payable	$ 1,488,379	$ 715,452